Note 6 - Allowance for Loan Losses and Credit Quality Information - Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-accrual loans	$ 3,144	$ 3,273	$ 4,200
Residential Portfolio Segment [Member]
Non-accrual loans	949	916
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Non-accrual loans	35	41
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Non-accrual loans	1,329	1,343
Consumer Portfolio Segment [Member]
Non-accrual loans	553	630
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Non-accrual loans	$ 278	$ 343